Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Millions	Mar. 11, 2025	Feb. 03, 2025	Jan. 22, 2025
Subsequent Events [Line Items]
Percentage of outstanding balance convertible promissory note			50.00%
Consummating purchase additional shares		833,333
Newtyn [Member]
Subsequent Events [Line Items]
Inflection point shares	700,000
L1 Capital Global Opportunities Master Fund [Member]
Subsequent Events [Line Items]
Inflection point shares	297,669
USARE Class A Units [Member]
Subsequent Events [Line Items]
Warrants exercisable		833,333
Exercise prrice (in Dollars per share)		$ 12
Purchase price (in Dollars)		$ 8.5
Series A Preferred Stock [Member] | Mr. Blitzer [Member]
Subsequent Events [Line Items]
Shares issue			104,167
Class A Ordinary Shares [Member] | Harraden [Member]
Subsequent Events [Line Items]
Number of shares	892,825
Ordinary shares, par value (in Dollars per share)	$ 0.0001